FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Schedule of fair value of financial instruments) (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
Cash and cash equivalents, Carrying Value	$ 664,718	$ 1,340,203	$ 2,656,354	$ 1,551,630
Cash and cash equivalents, Fair Value	664,718
Marketable securities, Carrying Value	2,459,599
Marketable securities, Fair Value	2,459,599
Security deposits payable, Carrying Value	837,684
Security deposits payable, Fair Value	837,684
Mortgages, note and term loan payable, Carrying Value	6,591,597
Mortgages, note and term loan payable, Fair Value	$ 7,883,952